BARNETT & LINN
ATTORNEYS AT LAW
23945 Calabasas Road, Suite 115 • Calabasas, CA 91302
www.barnettandlinn.com
WILLIAM B. BARNETT		TELEPHONE: 818-436-6410
Attorney/Principal		FACSIMILE: 818-223-8303
wbarnett@wbarnettlaw.com

May 9, 2014

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Attn: Justin Dobbie, Legal Branch Chief

Ryan Adams, Senior Attorney

Effie Simpson, Staff Accountant

Jean Yu, Staff Accountant

Re: Rokwader, Inc. (“Registrant”)

Amendment No. 2 to Registration Statement on Form 10-12G

Filed on May 9, 2014

File No. 000-51867

Gentlepersons:

The Registrant hereby files its Amendment No. 2 to Registration Statement on Form 10-12G (“Amendment No. 2”). The Amendment No. 2 has been revised in accordance with the Commission’s April 11, 2014 comment letter (“Comment Letter”).

To assist the staff in its review of Registrant’s responses, we have provided a copy of Amendment No. 2 “marked to show changes”, and our responses below correspond to each comment number in the Comment Letter.

Emerging Growth Company, page iii

1. In accordance with your comment we have replaced the entire paragraphs regarding an EGC on page iii and on page 5. We have left the disclosure on page 11 since we now believe that it is consistent with the other disclosure on EGC’s.

Item 1. Business, page 1

Corporate Overview, page 1

Northern California Office
1478 Stone Point Drive, Suite 400 • Roseville, CA 95661 • TELEPHONE: 916-782-4404 • FACSIMILE: 916-788-2850
- An Association of Law Firms -

May 9, 2014

Re: Rokwader, Inc. (“Registrant”)

2. In accordance with your comment we have revised the disclosure regarding who owns what and the percentages pertaining thereto. In the music business many times there are multiple writers of one song. The winning Oscar for best song for 2013 had 4 or 5 writers getting an Oscar, including Bono, for the same song. Each one is entitled to a share of the writer’s fee. Each one of those writers can sell his or her interest, if he or she wants to. The songs in our Catalog are written by Mr. Harju and Mr. Dorff, and sometimes with co-writers. We own 100% of Messrs. Harju and Dorff’s writer’s share. However, where there is a co-writer(s) then we only get Messrs. Harju and Dorff’s share of the writer’s fee.

3. Please see our answer to Comment 2. We have also, added some disclosure in an attempt to further clarify.

Business Strategy, page 2

4. In accordance with your comment we have revised this section to include royalties received to date and that future revenues may be minimal. We don’t believe that are ownership has been passive. Calling on potential users of songs is the normal marketing strategy. One successful song can bring in substantial dollars to the publisher. The Registrant’s marketing has been limited to date not passive.

5. We have deleted any reference to promoting artists. At this time, the Registrant is concentrating only on composers and songwriters that are included in the Registrant’s catalogs.

Management Experience, page 2

6. In accordance with your comment we have added disclosure regarding Mr. Dorff and the Registrant’s expectations.

7. We have added disclosure regarding the experience of Mr. Farar in accordance you’re your comment.

Industry Overview, page 2

8. In response to your comment we have deleted disclosure regarding the mitigation of the risk of digital piracy.

Item 1A. Risk Factors, page 4

The Auditor’s report states there is substantial doubt about the ability of Preston, page 4

9. In accordance with your comment we have deleted any reference to “Preston”.

Offers or availability for sale of a substantial number of shares, page 8

10. In accordance with your comment we have deleted any reference to filing of additional registration statements.

Financial Information, page 9

May 9, 2014

Re: Rokwader, Inc. (“Registrant”)

Results of Operations, page 9

11. In accordance with your comment we have expanded the disclosure in this section by adding a 12 month business plan and expenses thereto.

12. In accordance with your comment we have added disclosure regarding the retaining of two music consultants. We do not believe that letter agreements which can be terminated “at will” and are for minimum compensation are material contracts that are required to be filed as exhibits.

13. In accordance with your comment we have added disclosure here and on page 1 to try and clarify both here and on page 1 how and when Dillonpark may get its $22,000 repaid.

Item 3. Properties, page 12

14. In accordance with your comment we have deleted reference to Mr. Dorff’s studio on page 9.

Item 5. Directors and Executive Officers, page 13

15. In accordance with your comment we have deleted reference to “some of the greatest artists of our time”.

Item 6. Executive Compensation, page 14

16. In accordance with your comment we have revised this section to define executive officers and those earning less than $100,000 per year.

17. In accordance with your comment we have updated the total column in the table on page 14.

18. We have revised the amount of the option to reflect the fair value as determined by our accountants in accordance with FASBE ASC Topic 505.

Director’s compensation, page 15

19. In accordance with your comment we have added two new tables and have updated them for 2013.

20. Mr. Farar did not receive any stock awards and as we explained in the lead in to the table he is the only NEO reflected in the table. We have added a new table to reflect the stock awards issued to the two other directors. We have also updated the total column. The footnote represents that the grant date valuation was the fair value for the shares issued based on the most recent securities sale transaction. Our accountants agree that the fair value was computed in accordance with FASB ASC Topic 505.

Enclosed with this response is a letter from the President of the Registrant acknowledging, among other things, the Registrant’s responsibility for the adequacy and accuracy of the disclosure in this filing.

May 9, 2014

Re: Rokwader, Inc. (“Registrant”)

We believe that we have responded to all of your comments fairly and reasonably. Please contact the undersigned as soon as possible should you have any further questions or comments.

Thank you in advance for your courtesies and cooperation.

Very truly yours,

Barnett & Linn

William B. Barnett

WBB: scc

cc/ Mr. Farar, President

ROKWADER, INC.

23945 Calabasas Road, Suite 115

Calabasas, California 91302

Telephone: (818) 224-3675

May 9, 2014

Division of Corporation Finance

Securities and Exchange Commission

100 F Street NE

Washington D.C. 20549

Attn: Justin Dobbie, Legal Branch Chief

Ryan Adams, Senior Attorney

Effie Simpson, Staff Accountant

Jean Yu, Staff Accountant

Re: Rokwader, Inc. (“Registrant”)

Amendment No. 2 to Registration Statement on Form 10-12g

Filed on May 9, 2014

File No. 000-51867

Gentlepersons:

Please be advised that, on behalf of the Registrant, I hereby acknowledge the following:

  Should the Securities and Exchange Commission (the “SEC”) or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the SEC from taking any action with respect to the filing;

  The action of the SEC or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

  The Registrant may not assert staff comments and the declaration of effectiveness as a defense in any proceeding initiated by the SEC or any person under the federal securities laws of the United States.

Very truly yours,

By: /s/ Yale Farar

Yale Farar, President